SHARE CAPITAL, Stock Options (Details) - Stock Options [Member]	12 Months Ended
	Dec. 31, 2022 CAD ($) shares $ / shares	Dec. 31, 2021 CAD ($) shares $ / shares
Stock Options [Abstract]
Maximum percentage of common shares reserved for issuance	20.00%
Option permitted for holder to purchase shares at stated exercise price (in shares)	1
Number of Options [Roll Forward]
Beginning balance (in shares)	11,175,000	9,800,000
Granted (in shares)	1,500,000	2,500,000
Exercised (in shares)		(100,000)
Expired (in shares)	(700,000)
Forfeited/cancelled (in shares)		(1,025,000)
Ending balance (in shares)	11,975,000	11,175,000
Weighted Average Exercise Price [Roll Forward]
Beginning balance (in dollars per share) | $ / shares	$ 0.15	$ 0.15
Granted (in dollars per share) | $ / shares	0.05	0.14
Exercised (in dollars per share) | $ / shares		0.09
Expired (in dollars per share) | $ / shares	0.18
Forfeited/cancelled (in dollars per share) | $ / shares		0.16
Ending balance (in dollars per share) | $ / shares	$ 0.13	$ 0.15
Contributed surplus to share capital reallocated | $	$ 0	$ 6,965